Equity Incentive Plans (Detail)	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) option_plan	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2013 Amended and Restated 2004 Equity Incentive Plan [Member]	Dec. 31, 2013 2007 Stock Option Plan [Member]	Apr. 27, 2007 2007 Stock Option Plan [Member]	Dec. 31, 2013 Remaining Vesting Period, Monthly Vesting [Member] Amended and Restated 2004 Equity Incentive Plan [Member]	Dec. 31, 2013 Remaining Vesting Period, Monthly Vesting [Member] 2007 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option Plans	2	2
Number of shares authorized								1,500,000		3,200,000
Minimal market fair value of shares, percentage								100.00%
Expiration period								10 years	10 years
Number of shares subject to outstanding options (in shares)	2,192,205	2,192,205	2,261,217	2,261,217	2,198,075	2,198,075	2,023,641	806,356	1,385,849
Number of shares available for future grant								507,739	1,401,242
Vesting period								3 years	3 years		2 years	2 years
Weighted average grant date fair value (in dollars per share)	$ 5.28		$ 5.64		$ 5.81
Compensation cost not yet recognized		€ 1,370,000
Proceeds from stock option exercises		2,449,000		277,000		77,000
Intrinsic value of options exercised	9,000,000		320,000		10,000
Fair value of options vested	7,370,000		7,470,000		3,500,000
Intrinsic vale of options outstanding	108,210,000
Intrinsic value of options exercisable	$ 84,060,000